Leases	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Leases	Leases
The Company leases certain properties under non-cancellable lease agreements that relate to office spaces and vehicles. The expected lease terms are between one and ten years.
The roll-forward of lease right-of-use assets is as follows:

	2021	2020
Cost	$	$
Lease right-of-use assets, beginning of year	18,403	11,971
Additions	5,255	4,158
Acquired in business combinations	7,439	3,027
Modifications to and disposals of lease contracts	(4,373)	(626)
Exchange differences	330	(127)
Lease right-of-use assets, end of year	27,054	18,403

Accumulated depreciation
Lease right-of-use assets, beginning of year	2,446	—
Depreciation charge	3,876	2,492
Modifications to and disposals of lease contracts	(544)	(46)
Exchange differences	70	—
Lease right-of-use assets, end of year	5,848	2,446
Cost, net accumulated depreciation
Lease right-of-use assets, beginning of year	15,957	11,971

Lease right-of-use assets, end of year	21,206	15,957

Offices	20,355	15,183
Vehicles	851	774
The maturity analysis of lease liabilities as at March 31, 2021 is as follows:

Fiscal Year	$

2022	5,120
2023	4,718
2024	3,990
2025	3,450
2026	2,505
2027 and thereafter	5,895

Total minimum payments	25,678
Expenses relating to short-term leases, including those excluded due to the election of the practical expedient, as well as variable lease payments not included in the measurement of lease liabilities, were approximately $2,000 for the fiscal year ended March 31, 2021 (2020 - $1,770). The interest expense for the fiscal year ended March 31, 2021 was $1,048 (2020 - $852).